CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 93,667	$ 103,961
Restricted cash	1,030	736
Trade receivables, (net of allowance for credit losses of $437 and $492 as of June 30, 2024 and December 31, 2023, respectively)	62,217	44,725
Contract assets	26,041	28,327
Inventories	36,774	38,525
Other current assets	20,016	24,299
Total current assets	239,745	240,573
LONG-TERM ASSETS:
Restricted cash	54	54
Long-term contract assets	8,587	9,283
Severance pay funds	5,607	5,737
Deferred taxes	9,760	11,484
Operating lease right-of-use assets	4,910	5,105
Other long-term assets	8,120	9,544
Total long-term assets	37,038	41,207
PROPERTY AND EQUIPMENT, NET	71,168	74,315
INTANGIBLE ASSETS, NET	14,238	16,051
GOODWILL	54,740	54,740
Total assets	416,929	426,886
CURRENT LIABILITIES:
Short-term debt	129	7,453
Trade payables	17,585	13,873
Accrued expenses	48,621	51,906
Advances from customers and deferred revenues	25,188	34,495
Operating lease liabilities	2,622	2,426
Other current liabilities	18,079	16,431
Total current liabilities	112,224	126,584
LONG-TERM LIABILITIES:
Long-term loan	2,000	2,000
Accrued severance pay	6,467	6,537
Long-term advances from customers and deferred revenues	912	1,139
Operating lease liabilities	2,430	3,022
Other long-term liabilities	10,141	12,916
Total long-term liabilities	21,950	25,614
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 0.2 par value: Authorized: 90,000,000 shares as of June 30, 2024 and December 31, 2023; Issued and outstanding: 57,017,032 and 57,016,086 shares as of June 30, 2024 and December 31, 2023, respectively	2,733	2,733
Additional paid-in capital	940,520	937,591
Accumulated other comprehensive loss	(6,443)	(5,315)
Accumulated deficit	(654,055)	(660,321)
Total shareholders' equity	282,755	274,688
Total liabilities and shareholders' equity	$ 416,929	$ 426,886